Trade receivables and other customer-related balances - Credit risk exposure by customer and country (Details) - Credit risk	Dec. 31, 2023	Dec. 31, 2022
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	19.20%	11.30%
Country 1
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	19.00%	14.70%
Country 2
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	11.70%	10.80%
Country 3
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	6.10%	7.30%
Global
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	36.80%	32.80%
Customer 1
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	12.20%	4.50%
Customer 2
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	3.60%	3.50%
Customer 3
Fair value of financial instruments
Accounts receivable and loans due from customers and other third parties (as a percent)	3.40%	3.30%